ENTITY-WIDE DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 86,249	$ 62,098	$ 54,494
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	62,036	45,940	38,769
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,474	10,570	11,342
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,039	4,321	3,337
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	446	703	535
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,254	$ 564	$ 511